Operating Leases (Details) - Schedule of Balance Sheet Information - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023		Dec. 31, 2022
Schedule of Balance Sheet Information [Abstract]
Operating lease right-of-use assets	$ 850	$ 1,144		$ 1,539
Current lease liabilities	544	611		606
Non-current lease liabilities	$ 276	533		933
Total lease liabilities		$ 1,144	[1]	$ 1,539
Weighted average remaining lease term		2 years 2 months 12 days		3 years
Weighted average discount rate		7.17%		5.80%

[1]	Including amounts linked to the Israeli CPI of